Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [Abstract]
Cost of goods recognized from continuing operations	¥ 4,436	¥ 3,333	¥ 2,475
Inventory valuation losses recognized from continuing operations	¥ 510	¥ 186	¥ 734